UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7478

Name of Fund: MuniVest Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.7%         $ 5,000    Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75%
                                  due 6/01/2032                                                                         $     5,294
                       ------------------------------------------------------------------------------------------------------------
                         2,900    Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                  Care Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.875%
                                  due 8/01/2036                                                                               2,903
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.2%           1,000    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                  Schools Project 1), Series A, 6.75% due 7/01/2029                                           1,004
                       ------------------------------------------------------------------------------------------------------------
                         2,315    Maricopa County, Arizona, Tempe Elementary Unified School District Number 3,
                                  GO, Refunding, 7.50% due 7/01/2010 (d)                                                      2,685
                       ------------------------------------------------------------------------------------------------------------
                         2,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                  Project), Series C, 6.75% due 7/01/2031                                                     2,094
                       ------------------------------------------------------------------------------------------------------------
                         1,000    Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                  Schools Project II), Series A, 6.75% due 7/01/2021                                          1,059
-----------------------------------------------------------------------------------------------------------------------------------
California - 8.2%        3,300    California State, Various Purpose, GO, 5.50% due 4/01/2028                                  3,627
                       ------------------------------------------------------------------------------------------------------------
                         4,145    California State, Various Purpose, GO, 5.50% due 4/01/2030                                  4,538
                       ------------------------------------------------------------------------------------------------------------
                         5,000    California State, Various Purpose, GO, 5.50% due 11/01/2033                                 5,452
                       ------------------------------------------------------------------------------------------------------------
                         6,010    Golden State Tobacco Securitization Corporation of California, Tobacco
                                  Settlement Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                  7,223
                       ------------------------------------------------------------------------------------------------------------
                         3,700    Golden State Tobacco Securitization Corporation of California, Tobacco
                                  Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (j)                                 4,111
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.7%            260    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series
                                  A-2, 7.50% due 4/01/2031                                                                      273
                       ------------------------------------------------------------------------------------------------------------
                         3,025    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                  Series A, 7.35% due 9/01/2031                                                               3,204
                       ------------------------------------------------------------------------------------------------------------
                           930    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                  Series B, 7% due 9/01/2031                                                                    951
                       ------------------------------------------------------------------------------------------------------------
                         1,325    North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031             1,396
                       ------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 3,300    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                  (Public Improvement Fees), 8% due 12/01/2025                                          $     3,625
                       ------------------------------------------------------------------------------------------------------------
                           820    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                  (Public Improvement Fees), 8.125% due 12/01/2025                                              816
                       ------------------------------------------------------------------------------------------------------------
                         1,000    Southlands, Colorado, Medical District, GO (Metropolitan District Number 1),
                `                 7% due 12/01/2024                                                                           1,088
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.2%       1,165    Connecticut State Development Authority, Airport Facility Revenue Bonds
                                  (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                            1,383
                       ------------------------------------------------------------------------------------------------------------
                         2,000    Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                  Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                                2,142
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%          1,000    New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 8%
                                  due 10/01/2008 (l)                                                                          1,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.6%           2,350    Fiddlers Creek, Florida, Community Development District Number 2, Special
                                  Assessment Revenue Bonds, Series A, 6.375% due 5/01/2035                                    2,484
                       ------------------------------------------------------------------------------------------------------------
                         1,250    Fiddlers Creek, Florida, Community Development District Number 2, Special
                                  Assessment Revenue Bonds, Series B, 5.75% due 5/01/2013                                     1,297
                       ------------------------------------------------------------------------------------------------------------
                         4,000    Midtown Miami, Florida, Community Development District, Special Assessment
                                  Revenue Bonds, Series A, 6.25% due 5/01/2037                                                4,237
                       ------------------------------------------------------------------------------------------------------------
                         1,280    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), 5.625% due 11/15/2032                                            1,364
                       ------------------------------------------------------------------------------------------------------------
                         1,135    Orlando, Florida, Urban Community Development District, Capital Improvement
                                  Special Assessment Bonds, 6.25% due 5/01/2034                                               1,208
                       ------------------------------------------------------------------------------------------------------------
                         1,000    Orlando, Florida, Urban Community Development District, Capital Improvement
                                  Special Assessment Bonds, Series A, 6.95% due 5/01/2033                                     1,079
                       ------------------------------------------------------------------------------------------------------------
                            10    Panther Trace, Florida, Community Development District, Special Assessment
                                  Revenue Bonds, Series B, 6.50% due 5/01/2009                                                   10
                       ------------------------------------------------------------------------------------------------------------
                           935    Park Place Community Development District, Florida, Special Assessment Revenue
                                  Bonds, 6.75% due 5/01/2032                                                                    994
                       ------------------------------------------------------------------------------------------------------------
                           950    Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                  Improvement Bonds, Series A, 7.10% due 5/01/2033                                            1,033
                       ------------------------------------------------------------------------------------------------------------
                           310    Vista Lakes Community, Florida, Development District, Capital Improvement
                                  Revenue Bonds, Series B, 5.80% due 5/01/2008                                                  311
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 6.1%           2,100    Albany-Dougherty County, Georgia, Hospital Authority, Revenue Anticipation
                                  Certificates (Phoebe Putney Memorial Hospital Project), VRDN, 3.04%
                                  due 9/01/2032 (b)(l)                                                                        2,100
                       ------------------------------------------------------------------------------------------------------------
                         2,000    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                  due 12/01/2024                                                                              2,163
                       ------------------------------------------------------------------------------------------------------------
                         1,225    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                  Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                  7.125% due 1/01/2025                                                                        1,243
                       ------------------------------------------------------------------------------------------------------------
                         1,075    Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                  Refunding, VRDN, 8% due 4/01/2010 (l)                                                       1,075
                       ------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,000    Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                  (Canterbury Court Project), Series A, 6.125% due 2/15/2026                            $     2,084
                       ------------------------------------------------------------------------------------------------------------
                         5,620    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                  6.60% due 1/01/2018                                                                         6,616
                       ------------------------------------------------------------------------------------------------------------
                           380    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                  6.60% due 1/01/2018 (c)                                                                       447
                       ------------------------------------------------------------------------------------------------------------
                         1,250    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series X,
                                  6.50% due 1/01/2020                                                                         1,487
                       ------------------------------------------------------------------------------------------------------------
                         1,350    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                  (Georgia College and State University Foundation), 5.50% due 9/01/2024                      1,429
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.0%               285    Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2,
                                  6.90% due 1/01/2027                                                                           288
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 14.1%         3,000    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                  DRIVERS, AMT, Series 253, 8.13% due 1/01/2020 (i)(m)                                        3,463
                       ------------------------------------------------------------------------------------------------------------
                         4,000    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                  Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                      3,866
                       ------------------------------------------------------------------------------------------------------------
                           300    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032
                                  (f)(g)                                                                                        301
                       ------------------------------------------------------------------------------------------------------------
                           800    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75%
                                  due 12/01/2032                                                                                865
                       ------------------------------------------------------------------------------------------------------------
                         1,000    Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project),
                                  Series A, 6.57% due 2/15/2013                                                               1,049
                       ------------------------------------------------------------------------------------------------------------
                         2,800    Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                  Management LLC Project), AMT, 6% due 11/01/2023                                             2,954
                       ------------------------------------------------------------------------------------------------------------
                         1,000    Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                  Providers Facilities), Series A, 6.50% due 7/01/2022                                        1,088
                       ------------------------------------------------------------------------------------------------------------
                         2,500    Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                  Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                            2,569
                       ------------------------------------------------------------------------------------------------------------
                           510    Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due
                                  9/01/2023                                                                                     511
                       ------------------------------------------------------------------------------------------------------------
                           500    Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                  Series A, 5.625% due 2/15/2037                                                                502
                       ------------------------------------------------------------------------------------------------------------
                         1,035    Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                  Series A, 6% due 5/15/2037                                                                  1,037
                       ------------------------------------------------------------------------------------------------------------
                         2,600    Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                  GO, DRIVERS, Series 283, 8.16% due 2/01/2018 (d)(m)                                         3,246
                       ------------------------------------------------------------------------------------------------------------
                         2,000    McLean and Woodford Counties, Illinois, Community Unit, School District Number
                                  005, GO, Refunding, 6.375% due 12/01/2016 (h)                                               2,278
                       ------------------------------------------------------------------------------------------------------------
                         3,200    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax,
                                  Revenue Refunding Bonds, DRIVERS, Series 269, 8.149% due 6/15/2023 (i)(m)                   3,916
                       ------------------------------------------------------------------------------------------------------------
                         1,500    Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                  due 11/01/2020 (b)                                                                          1,875
                       ------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 7,000    Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 6.70%
                                  due 11/01/2021 (d)                                                                    $     8,689
                       ------------------------------------------------------------------------------------------------------------
                         2,500    Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                  due 6/01/2020 (d)                                                                           3,432
                       ------------------------------------------------------------------------------------------------------------
                         1,580    Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                  Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                          1,542
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 8.0%           1,650    Indiana Health and Educational Facilities Financing Authority, Hospital
                                  Revenue Bonds (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                    1,692
                       ------------------------------------------------------------------------------------------------------------
                         5,545    Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%
                                  due 1/01/2017 (e)                                                                           5,605
                       ------------------------------------------------------------------------------------------------------------
                           470    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 7.25%
                                  due 6/01/2015                                                                                 539
                       ------------------------------------------------------------------------------------------------------------
                         1,530    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 7.25%
                                  due 6/01/2015                                                                               1,853
                       ------------------------------------------------------------------------------------------------------------
                         3,775    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%
                                  due 12/01/2016 (j)                                                                          4,524
                       ------------------------------------------------------------------------------------------------------------
                         8,750    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                                  Bonds, Series D, 6.75% due 2/01/2014                                                       10,157
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 9.1%         5,000    Louisiana Local Government, Environmental Facilities, Community Development
                                  Authority Revenue Bonds (Capital Projects and Equipment Acquisition),
                                  Series A, 6.30% due 7/01/2030 (b)                                                           5,506
                       ------------------------------------------------------------------------------------------------------------
                         8,260    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                  Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                8,453
                       ------------------------------------------------------------------------------------------------------------
                        10,000    Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                  6.50% due 1/01/2017                                                                        10,226
                       ------------------------------------------------------------------------------------------------------------
                         3,600    Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                                  (International Paper Company), 6.20% due 2/01/2025                                          3,827
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.6%          2,000    Maryland State Energy Financing Administration, Solid Waste Disposal Revenue
                                  Bonds, Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due
                                  12/01/2016                                                                                  2,071
                       ------------------------------------------------------------------------------------------------------------
                         1,000    Maryland State Health and Higher Educational Facilities Authority Revenue
                                  Bonds (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)               1,306
                       ------------------------------------------------------------------------------------------------------------
                         1,240    Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                                  District), Series A, 6.70% due 7/01/2027 (k)                                                1,403
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.3%     1,000    Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                  Senior-Series A, 7.50% due 5/01/2011                                                        1,180
                       ------------------------------------------------------------------------------------------------------------
                         1,250    Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                  Nazarene College), 5.625% due 4/01/2029                                                     1,248
                       ------------------------------------------------------------------------------------------------------------
                         1,100    Massachusetts State Health and Educational Facilities Authority, Revenue Bonds
                                  (University of Massachusetts Memorial Healthcare), Series D, 5% due 7/01/2033               1,087
                       ------------------------------------------------------------------------------------------------------------
                         5,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                  DRIVERS, Series 1052, 6.676% due 8/15/2013 (h)(m)                                           5,463
                       ------------------------------------------------------------------------------------------------------------
                         6,000    Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%
                                  due 7/15/2019                                                                               7,169
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 4.8%        $ 2,300    Delta County, Michigan, Economic Development Corporation, Environmental
                                  Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25%
                                  due 4/15/2012 (j)                                                                     $     2,629
                       ------------------------------------------------------------------------------------------------------------
                         3,100    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                  Medical Center), Series A, 6% due 7/01/2020 (a)                                             3,380
                       ------------------------------------------------------------------------------------------------------------
                         5,320    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                  (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                           5,390
                       ------------------------------------------------------------------------------------------------------------
                         3,000    Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                  (Development Area Number 3), 6.375% due 6/01/2031                                           3,217
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 5.8%       5,850    Lowndes County, Mississippi, Solid Waste Disposal, PCR, Refunding (Weyerhaeuser
                                  Company Project), Series A, 6.80% due 4/01/2022                                             7,008
                       ------------------------------------------------------------------------------------------------------------
                         7,200    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                  Energy Resources Inc. Project), 5.875% due 4/01/2022                                        7,306
                       ------------------------------------------------------------------------------------------------------------
                         3,465    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                  Energy Resources Inc. Project), 5.90% due 5/01/2022                                         3,519
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.0%            165    Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                  (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (g)                                      169
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%            625    Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT,
                                  Series C, 6.30% due 9/01/2028 (f)(g)                                                          626
                       ------------------------------------------------------------------------------------------------------------
                           770    Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT,
                                  Series D, 6.45% due 3/01/2028 (g)                                                             787
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.2%            3,300    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%
                                  due 6/01/2022 (d)                                                                           3,379
                       ------------------------------------------------------------------------------------------------------------
                           620    Clark County, Nevada, Improvement District Number 142 Special Assessment,
                                  6.375% due 8/01/2023                                                                          645
                       ------------------------------------------------------------------------------------------------------------
                            80    Nevada Housing Division Revenue Bonds (S/F Program), AMT, Senior Series E, 7%
                                  due 10/01/2019 (e)                                                                             80
                       ------------------------------------------------------------------------------------------------------------
                         2,500    Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power
                                  Company), AMT, 6.65% due 12/01/2017 (b)                                                     2,519
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 9.9%        4,250    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            4,428
                       ------------------------------------------------------------------------------------------------------------
                         1,335    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                  Facility), Series A, 7.25% due 11/15/2021                                                   1,460
                       ------------------------------------------------------------------------------------------------------------
                         1,100    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                  Facility), Series A, 7.25% due 11/15/2031                                                   1,191
                       ------------------------------------------------------------------------------------------------------------
                         7,155    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                  due 3/01/2028                                                                               7,474
                       ------------------------------------------------------------------------------------------------------------
                         2,975    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                  due 3/01/2030                                                                               3,094
                       ------------------------------------------------------------------------------------------------------------
                         1,325    New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.25%
                                  due 9/01/2026                                                                               1,409
                       ------------------------------------------------------------------------------------------------------------
                         3,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                  Project), AMT, 6.25% due 9/15/2029                                                          2,775
                       ------------------------------------------------------------------------------------------------------------
                         1,680    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                  Valley Hospital Association), 6.625% due 7/01/2036                                          1,677
                       ------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 5,785    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                  Bonds, 7% due 6/01/2041                                                               $     6,606
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.1%        3,160    Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San Juan
                                  Project), Series A, 6.95% due 10/01/2020                                                    3,293
-----------------------------------------------------------------------------------------------------------------------------------
New York - 17.2%         4,000    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                  Series A, 5.125% due 11/15/2031                                                             4,203
                       ------------------------------------------------------------------------------------------------------------
                         3,650    Metropolitan Transportation Authority, New York, Transportation Revenue
                                  Refunding Bonds, Series F, 5% due 11/15/2030                                                3,759
                       ------------------------------------------------------------------------------------------------------------
                           690    New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                                  6.80% due 6/01/2028                                                                           744
                       ------------------------------------------------------------------------------------------------------------
                           890    New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                  Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                                     929
                       ------------------------------------------------------------------------------------------------------------
                         1,920    New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                  Airways Plc Project), AMT, 7.625% due 12/01/2032                                            2,092
                       ------------------------------------------------------------------------------------------------------------
                         6,930    New York City, New York, City Municipal Financing Authority, Water and Sewer
                                  Systems Revenue Bonds, Series B, 5% due 6/15/2036                                           7,191
                       ------------------------------------------------------------------------------------------------------------
                         3,375    New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                  Series 283, 9.18% due 11/15/2018 (m)                                                        4,193
                       ------------------------------------------------------------------------------------------------------------
                           530    New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)                    591
                       ------------------------------------------------------------------------------------------------------------
                         3,400    New York City, New York, GO, Refunding, Series G, 5% due 12/01/2033                         3,490
                       ------------------------------------------------------------------------------------------------------------
                         3,500    New York City, New York, GO, Series F, 5.25% due 1/15/2033                                  3,672
                       ------------------------------------------------------------------------------------------------------------
                         7,000    New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305,
                                  8.68% due 5/15/2015 (i)(m)                                                                  8,463
                       ------------------------------------------------------------------------------------------------------------
                         9,150    New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                  (Education), Series F, 5% due 3/15/2035                                                     9,454
                       ------------------------------------------------------------------------------------------------------------
                         1,000    Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                  Facilities Pooled Program), Series E-1, 6.50% due 7/01/2017                                 1,035
                       ------------------------------------------------------------------------------------------------------------
                         2,690    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                  Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                             2,868
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.2%    1,675    Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT,
                                  5.75% due 8/01/2035                                                                         1,754
                       ------------------------------------------------------------------------------------------------------------
                         1,400    Haywood County, North Carolina, Industrial Facilities and Pollution Control
                                  Financing Authority Revenue Bonds (Champion International Corporation Project),
                                  AMT, 6.25% due 9/01/2025                                                                    1,430
                       ------------------------------------------------------------------------------------------------------------
                         2,000    North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                                  (The ARC of North Carolina Projects), Series A, 5.80% due 10/01/2034                        2,058
                       ------------------------------------------------------------------------------------------------------------
                         1,500    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                  Revenue Bonds (Givens Estates Project), Series A, 6.375% due 7/01/2023                      1,596
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.6%        $ 1,600    Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375%
                                  due 9/01/2029                                                                         $     1,608
                       ------------------------------------------------------------------------------------------------------------
                           300    Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris
                                  Baptist), VRDN, Series B, 3.06% due 8/15/2029 (i)(l)                                          300
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.7%      1,235    Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                  Bonds, 5.50% due 11/01/2016                                                                 1,264
                       ------------------------------------------------------------------------------------------------------------
                           880    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's
                                  Choice Inc.), Series A, 6.125% due 1/01/2025                                                  911
                       ------------------------------------------------------------------------------------------------------------
                         2,000    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                  Series 396, 8.683% due 1/01/2019 (h)(m)                                                     2,350
                       ------------------------------------------------------------------------------------------------------------
                           470    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                  Project), 6.125% due 2/01/2028                                                                491
                       ------------------------------------------------------------------------------------------------------------
                         1,090    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                  Project), 6.25% due 2/01/2035                                                               1,140
                       ------------------------------------------------------------------------------------------------------------
                         2,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities
                                  Revenue Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027               2,114
                       ------------------------------------------------------------------------------------------------------------
                         1,250    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                  (University of Pennsylvania Medical Center Health System), Series A, 6%
                                  due 1/15/2031                                                                               1,365
                       ------------------------------------------------------------------------------------------------------------
                         1,265    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                  due 12/01/2017                                                                              1,280
                       ------------------------------------------------------------------------------------------------------------
                         2,425    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                  Healthcare System), Series B, 5.85% due 12/01/2020                                          2,625
                       ------------------------------------------------------------------------------------------------------------
                         3,350    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                  Healthcare System), Series B, 7.125% due 12/01/2031                                         3,964
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.4%      1,140    Rhode Island State Health and Educational Building Corporation, Hospital
                                  Financing Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (j)                1,250
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%    1,200    Lexington County, South Carolina, Health Services District Inc., Hospital
                                  Revenue Bonds (Lexington Medical Center), 5.50% due 5/01/2032                               1,253
                       ------------------------------------------------------------------------------------------------------------
                         1,500    Lexington County, South Carolina, Health Services District Inc., Hospital
                                  Revenue Refunding and Improvement Bonds, 5.50% due 11/01/2032                               1,565
                       ------------------------------------------------------------------------------------------------------------
                         1,230    Medical University Hospital Authority, South Carolina, Hospital Facilities
                                  Revenue Refunding Bonds, 6.50% due 8/15/2012 (j)                                            1,434
                       ------------------------------------------------------------------------------------------------------------
                           195    South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                  Bonds, AMT, Series A, 6.70% due 7/01/2027                                                     199
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.6%         1,000    Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                  Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6%
                                  due 2/15/2024                                                                               1,010
                       ------------------------------------------------------------------------------------------------------------
                         4,000    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                                  Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                                      4,034
                       ------------------------------------------------------------------------------------------------------------
                         1,825    Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                  Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)            2,130
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 3,175    Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                  Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)      $     3,705
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 18.2%            1,600    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                  First Tier, Series A, 6.70% due 1/01/2028                                                   1,708
                       ------------------------------------------------------------------------------------------------------------
                         4,510    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                  First Tier, Series A, 6.70% due 1/01/2032                                                   4,760
                       ------------------------------------------------------------------------------------------------------------
                         1,500    Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                  Series A, 7.70% due 4/01/2033                                                               1,755
                       ------------------------------------------------------------------------------------------------------------
                         6,805    Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                  Series B, 5.05% due 6/01/2030                                                               6,839
                       ------------------------------------------------------------------------------------------------------------
                         1,810    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                  Project), Series B, 7.75% due 12/01/2018                                                    1,979
                       ------------------------------------------------------------------------------------------------------------
                         5,800    Brazos River, Texas, Harbor Navigation District, Brazoria County, Environmental
                                  Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                  due 5/15/2033                                                                               6,427
                       ------------------------------------------------------------------------------------------------------------
                         2,500    Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal
                                  Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT,
                                  6.40% due 4/01/2026                                                                         2,559
                       ------------------------------------------------------------------------------------------------------------
                         2,500    Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds
                                  (International Paper Company), AMT, Series A, 6.10% due 8/01/2024                           2,641
                       ------------------------------------------------------------------------------------------------------------
                         1,500    Harris County, Texas, Health Facilities Development Corporation, Hospital
                                  Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.09% due
                                  10/01/2029 (i)(l)                                                                           1,500
                       ------------------------------------------------------------------------------------------------------------
                         5,000    Harris County, Texas, Health Facilities Development Corporation, Revenue
                                  Refunding Bonds, DRIVERS, Series 1018, 8.154% due 7/01/2010 (m)                             6,842
                       ------------------------------------------------------------------------------------------------------------
                         3,440    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                  (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                           3,726
                       ------------------------------------------------------------------------------------------------------------
                         3,060    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                  Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                  due 11/01/2031                                                                              3,224
                       ------------------------------------------------------------------------------------------------------------
                         2,500    Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), AMT,
                                  Series B, 6.70% due 11/01/2030                                                              2,658
                       ------------------------------------------------------------------------------------------------------------
                           800    Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),
                                  Series A, 6.45% due 11/01/2030                                                                844
                       ------------------------------------------------------------------------------------------------------------
                         3,670    Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                  Energy Company LLC), Series C, 5.20% due 5/01/2028                                          3,698
                       ------------------------------------------------------------------------------------------------------------
                         3,750    San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469x, 8.22%
                                  due 2/01/2014 (m)                                                                           4,392
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.8%          1,000    Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                  Company), Series B, 5.875% due 6/01/2017                                                    1,091
                       ------------------------------------------------------------------------------------------------------------
                         7,215    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                  Senior-Series A, 5.50% due 8/15/2028                                                        7,420
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006                    (In Thousands)

                          Face
State                   Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.7%      $ 2,425    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                  Revenue Refunding Bonds (Chelan Hydro System), AMT, Series D, 6.35% due
                                  7/01/2028 (i)                                                                         $     2,561
                       ------------------------------------------------------------------------------------------------------------
                         2,250    Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS,
                                  Series 248, 8.16% due 7/01/2018 (i)(m)                                                      2,737
                       ------------------------------------------------------------------------------------------------------------
                         1,125    Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS,
                                  Series 255, 8.657% due 7/01/2018 (b)(m)                                                     1,406
                       ------------------------------------------------------------------------------------------------------------
                         5,000    Washington State, GO, Trust Receipts, Class R, Series 6, 8.643% due 1/01/2014
                                  (h)(m)                                                                                      5,925
                       ------------------------------------------------------------------------------------------------------------
                         2,200    Washington State Health Care Facilities Authority Revenue Bonds (Kadlec
                                  Medical Center), 6% due 12/01/2030 (k)                                                      2,381
                       ------------------------------------------------------------------------------------------------------------
                         5,000    Washington State Public Power Supply System, Revenue Refunding Bonds
                                  (Nuclear Project Number 1), Series B, 7.125% due 7/01/2016                                  6,247
                       ------------------------------------------------------------------------------------------------------------
                         1,900    Washington State Public Power Supply System Revenue Refunding Bonds (Nuclear
                                  Project Number 3), Series B, 7.125% due 7/01/2016 (i)                                       2,383
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.5%         1,995    Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue
                                  Bonds, 6.125% due 6/01/2027                                                                 2,113
                       ------------------------------------------------------------------------------------------------------------
                         2,215    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                  (Synergyhealth Inc.), 6% due 11/15/2032                                                     2,366
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands -    6,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
2.2%                              Coker Project), AMT, 6.50% due 7/01/2021                                                    6,778
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $439,543*) - 155.0%                                             473,844

                                  Other Assets Less Liabilities - 2.3%                                                        6,887

                                  Preferred Stock, at Redemption Value - (57.3%)                                           (175,048)
                                                                                                                        -----------
                                  Net Assets Applicable to Common Stock - 100.0%                                        $   305,683
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 439,585
                                                                      =========
      Gross unrealized appreciation                                   $  34,707
      Gross unrealized depreciation                                        (448)
                                                                      ---------
      Net unrealized appreciation                                     $  34,259
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.

MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2006

(h)   FSA Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund II, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund II, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniVest Fund II, Inc.

Date: March 20, 2006